Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	$ 2,714,600	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,900	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 5,151,200	$ 4,186,100	$ 9,020,807	$ 8,298,380	$ 7,562,534
Expenses:
Direct operating	1,405,900			1,188,900						2,757,100	2,303,100	4,795,788	4,566,378	4,283,394
Depreciation of revenue earning equipment and lease charges	641,100			519,800						1,228,100	1,034,900	2,148,158	1,905,739	1,868,147
Selling, general and administrative	274,800			206,600						526,300	414,300	945,581	745,117	664,442
Interest Income (Expense), Net												592,886	644,703	714,224
Interest income	(2,000)			(500)						(3,800)	(1,600)	(4,902)	(5,551)	(12,315)
Other (income) expense, net	(1,100)			(600)						(1,700)	(1,000)	35,542	62,548	5
Total expenses	2,488,900			2,053,500						4,839,500	4,038,500	8,517,955	7,924,485	7,530,212
Income before income taxes	225,700	(26,900)	382,100	171,700	(24,000)	105,400	308,200	107,000	(146,700)	311,700	147,600	502,852	373,895	32,322
Provision for taxes on income	(95,800)			(70,700)						(155,300)	(94,900)	(227,073)	(143,846)	(33,322)
Equity in earnings (losses) of subsidiaries (net of tax)	0			0						0	0	0	0	0
Net income	129,900			100,900	52,700					156,400		275,779	230,049	(1,000)
Less: Net income attributable to noncontrolling interest												0	(19,560)	(17,383)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	129,900	(28,300)	251,300	101,000	(48,200)	58,800	212,600	62,100	(123,000)	156,400	52,700	275,779	210,489	(18,383)
Parent
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	1,147,000			1,074,900						2,201,600	2,042,900	4,259,049	4,068,310	3,961,435
Expenses:
Direct operating	618,800			609,400						1,231,700	1,181,200	2,384,829	2,262,371	2,217,864
Depreciation of revenue earning equipment and lease charges	608,000			560,600						1,269,400	1,099,300	2,402,032	1,996,733	1,938,416
Selling, general and administrative	122,300			94,400						229,500	198,600	448,100	326,794	320,192
Interest Income (Expense), Net												253,437	299,099	297,276
Interest income	0			0						0	(100)
Other (income) expense, net	14,500			0						14,300	0	(10,656)	62,396	9,915
Total expenses	1,451,600			1,320,400						2,914,000	2,598,600	5,477,742	4,947,393	4,783,663
Income before income taxes	(304,600)			(245,500)						(712,400)	(555,700)	(1,218,693)	(879,083)	(822,228)
Provision for taxes on income	109,300			90,700						257,500	201,900	476,444	342,469	314,692
Equity in earnings (losses) of subsidiaries (net of tax)	325,200			255,700						611,300	406,500	1,018,028	747,103	489,153
Net income	129,900			100,900	52,700					156,400		275,779	210,489	(18,383)
Less: Net income attributable to noncontrolling interest													0	0
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	129,900			100,900						156,400	52,700	275,779	210,489	(18,383)
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	662,800			233,100						1,284,900	442,900	975,500	809,093	701,264
Expenses:
Direct operating	357,100			141,100						710,000	274,400	553,099	497,053	452,674
Depreciation of revenue earning equipment and lease charges	168,900			48,000						321,300	92,400	198,322	180,807	200,252
Selling, general and administrative	64,700			31,400						124,400	56,900	123,300	85,414	67,739
Interest Income (Expense), Net												39,679	27,226	20,068
Interest income	(1,600)			(200)						(3,100)	(400)
Other (income) expense, net	(2,200)			0						(2,200)	0	(19)	(18)	(3)
Total expenses	595,400			229,400						1,169,200	442,300	914,381	790,482	740,730
Income before income taxes	67,400			3,700						115,700	600	61,119	18,611	(39,466)
Provision for taxes on income	(25,200)			(1,300)						(43,100)	(600)	(44,846)	(10,016)	10,718
Equity in earnings (losses) of subsidiaries (net of tax)	56,800			(33,800)						111,600	(22,600)	45,922	26,215	(5,268)
Net income	99,000			(31,400)	(22,600)					184,200		62,195	34,810	(34,016)
Less: Net income attributable to noncontrolling interest													0	0
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	99,000			(31,400)						184,200	(22,600)	62,195	34,810	(34,016)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	1,617,500			1,493,100						3,120,600	2,834,300	6,255,039	5,733,827	5,350,348
Expenses:
Direct operating	430,300			438,400						815,900	847,500	1,857,860	1,806,954	1,612,856
Depreciation of revenue earning equipment and lease charges	576,400			487,200						1,092,600	977,200	2,016,585	2,041,049	2,179,992
Selling, general and administrative	88,000			80,800						172,600	158,800	374,181	332,909	276,511
Interest Income (Expense), Net												299,770	318,378	396,880
Interest income	(400)			(300)						(700)	(1,100)
Other (income) expense, net	(13,400)			(600)						(13,800)	(1,000)	46,217	170	(9,907)
Total expenses	1,154,600			1,079,700						2,212,200	2,131,600	4,594,613	4,499,460	4,456,332
Income before income taxes	462,900			413,400						908,400	702,700	1,660,426	1,234,367	894,016
Provision for taxes on income	(179,900)			(160,100)						(369,700)	(296,200)	(658,671)	(476,299)	(358,732)
Equity in earnings (losses) of subsidiaries (net of tax)	0			0						0	0
Net income	283,000			253,300	406,500					538,700		1,001,755	758,068	535,284
Less: Net income attributable to noncontrolling interest													(19,560)	(17,383)
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	283,000			253,300						538,700	406,500	1,001,755	738,508	517,901
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
Total revenues	(712,700)			(576,000)						(1,455,900)	(1,134,000)	(2,468,781)	(2,312,850)	(2,450,513)
Expenses:
Direct operating	(300)			0						(500)	0	0	0	0
Depreciation of revenue earning equipment and lease charges	(712,200)			(576,000)						(1,455,200)	(1,134,000)	(2,468,781)	(2,312,850)	(2,450,513)
Selling, general and administrative	(200)			0						(200)	0	0	0	0
Interest Income (Expense), Net												0	0	0
Interest income	0			0						0	0
Other (income) expense, net	0			0						0	0	0	0	0
Total expenses	(712,700)			(576,000)						(1,455,900)	(1,134,000)	(2,468,781)	(2,312,850)	(2,450,513)
Income before income taxes	0			0						0	0	0	0	0
Provision for taxes on income	0			0						0	0	0	0	0
Equity in earnings (losses) of subsidiaries (net of tax)	(382,000)			(221,900)						(722,900)	(383,900)	(1,063,950)	(773,318)	(483,885)
Net income	(382,000)			(221,900)	(383,900)					(722,900)		(1,063,950)	(773,318)	(483,885)
Less: Net income attributable to noncontrolling interest													0	0
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ (382,000)			$ (221,900)						$ (722,900)	$ (383,900)	$ (1,063,950)	$ (773,318)	$ (483,885)